Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Leasehold improvement	115,637	114,469
Office equipment	58,067	57,480
Furniture and fixtures	1,045	1,034
Total	174,749	172,983
Less: accumulated depreciation	(104,390)	(123,259)
Net carrying value	70,359	49,724